Loan from Shareholder (Details Narrative) - Previously Reported [Member] - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Loan from shareholder and sole director	$ 2,875	$ 2,875
Loan outstanding	$ 2,875	$ 2,875